UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22924

Susa Registered Fund, L.L.C.
 (Exact name of registrant as specified in charter)

c/o Susa Fund Management LLP
19 Berkeley Street, 5th Floor
London W1J 8ED, United Kingdom
(Address of principal executive offices) (Zip code)

c/o National Corporate Research Ltd.
615 South DuPont Highway
Dover, DE 19901
 (Name and address of agent for service)

Registrant’s telephone number, including area code: +44 207 399 0960

Date of fiscal year end: December 31

Date of reporting period: June 30, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Susa Registered Fund, L.L.C.

Financial Statements

For the six month period ended June 30, 2015

(unaudited)

Susa Registered Fund, L.L.C.

Financial Statements
(unaudited)

For the six month period ended June 30, 2015

Contents

Statement of Assets, Liabilities and Members’ Capital	1
Schedule of Contracts for Difference	2
Statement of Operations	8
Statements of Changes in Members’ Capital	9
Notes to Financial Statements	10
Supplemental Information	24

Susa Registered Fund, L.L.C.

Statement of Assets, Liabilities and Members’ Capital (unaudited)

June 30, 2015
Assets
Cash and cash equivalents	$28,029,254
Cash held as collateral	23,270,000
Reimbursement receivable	204,170
Receivable from investment securities sold	27,987
Other assets	48,683
Total assets	51,580,094

Liabilities
Contracts for difference at fair value, net	2,738,258
Withdrawals payable	735,454
Management fees payable	430,867
Due to broker	50,991
Accrued expenses	94,418
Total liabilities	4,049,988
Members’ Capital	$47,530,106

Members’ Capital
Represented by:
Net capital contributions	$45,667,683
Net loss from operations	(1,218,650)
Net realized gain on investments in securities, contracts for difference and foreign currency transactions	5,871,591
Net unrealized loss on investments in securities, contracts for difference and foreign currency translations	(2,790,518)
Members’ Capital	$47,530,106

The accompanying notes are an integral part of these financial statements.

Susa Registered Fund, L.L.C.

Schedule of Contracts for Difference (unaudited)

Notional Amount	Effective Date - Termination Date	June 30, 2015 Fair Value
	Derivative Contracts - (5.76%)
	Contracts For Difference - Long - (5.29%)
	Denmark - (0.12%)
	Retail - Jewelry - (0.12%)
$5,990,089	Pandora A/S	06/25/2015 - 06/04/2025	$(57,554)
	Total Denmark		$(57,554)
	France - (0.07%)
	Commercial Services - (0.07%)
1,156,589	ELIS SA -W/I	05/22/2015 - 06/11/2025	(32,642)
	Total France		$(32,642)
	Germany - (0.29%)
	Advertising Sales - 0.00%
2,121,678	STROEER MEDIA SE *	06/15/2015 - 07/02/2025	(1,410)
	Internet - (0.29%)
2,498,648	United Internet AG	03/26/2015 - 06/04/2025	(137,524)
	Total Germany		$(138,934)
	Isle of Man - (0.56%)
	Internet Financial Services - (0.56%)
1,532,616	OPTIMAL PAYMENTS PLC *	06/03/2015 - 06/04/2025	(265,460)
	Total Isle Of Man		$(265,460)
	Italy - 0.05%
	Diversified Financial Services - 0.25%
963,152	ANIMA HOLDING SPA	04/01/2015 - 06/04/2025	116,659
	Retail - (0.23%)
1,211,489	WORLD DUTY FREE SPA *	03/26/2015 - 06/04/2025	(111,444)
	Telecommunications - 0.03%
1,350,458	EI TOWERS SPA	04/10/2015 - 06/04/2025	15,881
	Total Italy		$21,096
	Netherlands - (0.73%)
	Engineering/R&D Services - (0.65%)
3,201,501	ARCADIS NV	05/04/2015 - 06/04/2025	(308,397)

The accompanying notes are an integral part of these financial statements.

Susa Registered Fund, L.L.C.

Schedule of Contracts for Difference (unaudited) (continued)

Notional Amount		Effective Date - Termination Date	June 30, 2015 Fair Value
	Derivative Contracts - (continued)
	Contracts For Difference - Long - (continued)
	Medical Products - (0.08%)
$776,507	GRANDVISION NV *	05/05/2015 - 06/04/2025	$(39,432)
	Total Netherlands		$(347,829)
	Portugal - 0.29%
	Food - Retail - (0.18%)
1,660,481	Jeronimo Martins SGPS SA	03/20/2015 - 06/04/2025	(85,043)
	Media - 0.47%
2,878,216	ZON OPTIMUS SGPS SA	03/23/2015 - 06/04/2025	223,127
	Total Portugal		$138,084
	South Africa - (0.02%)
	Home Furnishings - (0.02%)
4,034,548	Steinhoff International Holdings Ltd. *	04/24/2015 - 06/09/2025	(7,898)
	Total South Africa		$(7,898)
	Spain - (2.05%)
	Engineering/R&D Services - (2.05%)
6,042,476	ABENGOA SA	04/02/2015 - 06/05/2025	(974,608)
	Total Spain		$(974,608)
	Sweden - (2.15%)
	Medical - Drugs - (2.15%)
4,554,398	MEDA AB-A SHS	04/13/2015 - 06/04/2025	(1,020,118)
	Total Sweden		$(1,020,118)
	Switzerland - (0.12%)
	Diversified Financial Services - 0.06%
1,826,759	JULIUS BAER HOLDING AG-B *	06/08/2015 - 06/13/2025	27,407
	Telephone - Integrated - (0.18%)
2,189,680	SUNRISE COMMUNICATIONS GROUP *	06/25/2015 - 06/25/2025	(86,106)
	Total Switzerland		$(58,699)
	United Kingdom - 0.48%
	Electric - (0.19%)
1,212,364	ABENGOA YIELD PLC	01/26/2015 - 06/05/2025	(89,229)

The accompanying notes are an integral part of these financial statements.

Susa Registered Fund, L.L.C.

Schedule of Contracts for Difference (unaudited) (continued)

Notional Amount		Effective Date - Termination Date	June 30, 2015 Fair Value
	Derivative Contracts - (continued)
	Contracts For Difference - Long - (continued)
	Finance - Consumer Loans - (0.16%)
$2,258,677	Provident Financial PLC	04/30/2015 - 06/04/2025	$(76,988)
	Finance - Other Services - (0.02%)
477,784	London Stock Exchange PLC	02/02/2015 - 06/04/2025	(9,719)
	Home Builders - 0.39%
720,221	CREST NICHOLSON HOLDINGS -WI	02/13/2015 - 06/04/2025	184,202
	Home Furnishings - 0.43%
1,852,694	Howden Joinery Group PLC	04/27/2015 - 06/04/2025	206,024
	Telecommunications - 0.03%
2,811,930	Cable & Wireless PLC	04/30/2015 - 06/04/2025	(9,793)
1,699,324	BT Group PLC *	02/11/2015 - 06/04/2025	25,347
	Total United Kingdom		$229,844
	Total Contracts For Difference - Long		$(2,514,718)
	Contracts For Difference - Short - (0.47%)
	Australia - 0.01%
	Food - Retail - 0.01%
(698,613)	WOOLWORTHS Ltd.	06/11/2015 - 06/05/2025	3,637
	Total Australia		$3,637
	Belgium - (0.03%)
	Food - Retail - (0.03%)
(1,519,296)	Colruyt SA *	05/07/2014 - 06/26/2025	(12,048)
	Total Belgium		$(12,048)
	Finland - 0.17%
	Machinery - General Industrial - 0.17%
(1,264,045)	Kone OYJ	05/12/2015 - 06/11/2025	80,092
	Total Finland		$80,092
	Germany - (0.07%)
	Airlines - 0.25%
(1,073,874)	Deutsche Lufthansa AG *	03/10/2015 - 06/20/2025	120,191

The accompanying notes are an integral part of these financial statements.

Susa Registered Fund, L.L.C.

Schedule of Contracts for Difference (unaudited) (continued)

Notional Amount		Effective Date - Termination Date	June 30, 2015 Fair Value
	Derivative Contracts - (continued)
	Contracts For Difference - Short - (continued)
	Auto Manufacturers - 0.07%
$(1,224,264)	BAYERISCHE MOTOREN WERKE AG	05/15/2015 - 06/26/2025	$34,971
	Food - Retail - (0.39%)
(796,748)	Suedzucker AG *	03/24/2015 - 06/04/2025	(186,646)
	Total Germany		$(31,484)
	Italy - 0.04%
	Apparel Manufacturers - 0.04%
(768,788)	Tod’s SpA	02/04/2015 - 06/04/2025	19,792
	Total Italy		$19,792
	Luxembourg - 0.01%
	Steel - Producers - 0.01%
(631,726)	ArcelorMittal	04/08/2015 - 06/04/2025	4,801
	Total Luxembourg		$4,801
	Norway - 0.02%
	Food - 0.02%
(1,261,983)	MARINE HARVEST *	06/04/2015 - 06/04/2025	11,091
	Total Norway		$11,091
	Switzerland - 0.11%
	Diversified Operations - 0.00%
(1,189,365)	Dufry Group *	06/29/2015 - 07/02/2025	2,093
	Medical Products - 0.06%
(759,374)	Sonova Holding AG	05/19/2015 - 06/30/2025	27,973
	Retail - Jewelry - 0.01%
(950,842)	Swatch Group AG	05/13/2015 - 07/02/2025	2,167
	Telecommunications - 0.04%
(1,217,686)	Swisscom AG	06/29/2015 - 07/02/2025	18,759
	Total Switzerland		$50,992
	United Kingdom - (0.71%)
	Commercial Services - 0.11%
(988,997)	AGGREKO PLC	04/07/2015 - 06/30/2025	53,793

The accompanying notes are an integral part of these financial statements.

Susa Registered Fund, L.L.C.

Schedule of Contracts for Difference (unaudited) (continued)

Notional Amount		Effective Date - Termination Date	June 30, 2015 Fair Value
	Derivative Contracts - (continued)
	Contracts For Difference - Short - (continued)
	Diversified Operations - (0.30%)
$(1,108,536)	Mitie Group PLC	01/28/2015 - 06/11/2025	$(143,438)
	Electronics - (0.04%)
(460,326)	Electrocomponents PLC	01/23/2015 - 06/04/2025	(19,426)
	Engineering & Construction - (0.07%)
(1,238,101)	CARILLION PLC	01/28/2015 - 06/11/2025	(33,449)
	Food - Retail - (0.43%)
(956,846)	WM Morrison Supermarkets PLC	04/01/2015 - 06/11/2025	47,499
(641,335)	J Sainsbury PLC	12/01/2014 - 06/04/2025	(60,132)
(566,091)	Ocado Group PLC *	03/25/2015 - 06/04/2025	(192,437)
	Gambling (Non-Hotel) - 0.00%
(714,468)	INTERNATIONAL GAME TECHNOLOGY *	06/29/2015 - 06/27/2025	676
	Oil Company - Integrated - 0.02%
(959,689)	ROYAL DUTCH SHELL PLC *	07/02/2015 - 07/02/2025	7,337
	Total United Kingdom		$(339,577)
	United States - (0.02%)
	Beverages - Non-alcoholic - (0.02%)
(466,005)	COCA-COLA ENTERPRISES	03/17/2015 - 06/05/2025	(10,836)
	Total United States		$(10,836)
	Total Contracts For Difference - Short		$(223,540)
	Total Derivative Contracts		$(2,738,258)

*	Non-income producing securities

The accompanying notes are an integral part of these financial statements.

Susa Registered Fund, L.L.C.

Schedule of Contracts for Difference (unaudited) (continued)

Derivative Contracts -By Industry	June 30, 2015 Percentage of Members’ Capital (%)
Advertising Sales	(0.00)
Airlines	0.25
Apparel Manufacturers	0.04
Auto Manufacturers	0.07
Beverages - Non-alcoholic	(0.02)
Commercial Services	0.04
Diversified Financial Services	0.30
Diversified Operations	(0.30)
Electric	(0.19)
Electronics	(0.04)
Engineering & Construction	(0.07)
Engineering/R&D Services	(2.70)
Finance - Consumer Loans	(0.16)
Finance - Other Services	(0.02)
Food	0.02
Food - Retail	(1.02)
Gambling (Non-Hotel)	0.00
Home Builders	0.39
Home Furnishings	0.42
Internet	(0.29)
Internet Financial Services	(0.56)
Machinery - General Industrial	0.17
Media	0.47
Medical - Drugs	(2.15)
Medical Products	(0.02)
Oil Company - Integrated	0.02
Retail	(0.23)
Retail - Jewelry	(0.12)
Steel - Producers	0.01
Telecommunications	0.11
Telephone - Integrated	(0.18)
Total Contracts for difference	(5.76)%

The accompanying notes are an integral part of these financial statements.

Susa Registered Fund, L.L.C.

Statement of Operations (unaudited)

For the six month period ended June 30, 2015
Expenses
Management fees	430,867
Professional fees	175,136
Accounting and investor services fees	54,573
Board of Managers’ fees	37,464
Insurance expense	35,309
Registration fees	10,774
Interest expense	1,789
Miscellaneous expenses	17,795
Total operating expenses	763,707
Expense Reimbursements	(189,767)
Net Expenses	573,940
Net investment loss	(573,940)

Net realized and change in unrealized gain/(loss) from investments in securities, contracts for difference and foreign currency transactions

Net realized loss from investments in securities	(88,730)
Net realized gain from contracts for difference	5,860,235
Net realized loss from foreign currency transactions	(208,349)
Net realized gain from investments in securities, contracts for difference and foreign currency transactions	5,563,156

Net change in unrealized gain/(loss) from investments in securities	47,763
Net change in unrealized gain/(loss) from contracts for difference	(151,843)
Net change in unrealized gain/(loss) from foreign currency translations	8,981
Net change in unrealized gain/(loss) from investments in securities, contracts for difference and foreign currency translations	(95,099)

Net realized gain and unrealized gain/(loss) from investments in securities, contracts for difference and foreign currency transactions	5,468,057

Net increase in Members’ Capital resulting from operations	$4,894,117

The accompanying notes are an integral part of these financial statements.

Susa Registered Fund, L.L.C.

Statements of Changes in Members’ Capital (unaudited)

	Special Advisory Member	Members	Total
Members’ Capital, January 1, 2014	$–	$–	$–

From investment activities
Net investment loss	$(2,990)	$(641,720)	$(644,710)
Net realized gain/(loss) from investments in securities, contracts for difference and foreign currency transactions	(927)	309,362	308,435
Net change in unrealized gain/(loss) from investments in securities, contracts for difference and foreign currency translations	(6,930)	(2,688,489)	(2,695,419)
Net decrease in Members’ Capital resulting from operations	(10,847)	(3,020,847)	(3,031,694)

Members’ Capital transactions
Capital contributions	200,000	38,510,601	38,710,601
Capital withdrawals (net of redemption fee of $4,483)	–	(219,688)	(219,688)
Net increase in Members’ Capital resulting from capital transactions	200,000	38,290,913	38,490,913
Members’ Capital, December 31, 2014	$189,153	$35,270,066	$35,459,219

From investment activities
Net investment loss	$(2,675)	$(571,265)	$(573,940)
Net realized gain from investments in securities, contracts for difference and foreign currency transactions	28,042	5,535,114	5,563,156
Net change in unrealized gain/(loss) from investments in securities, contracts for difference and foreign currency translations	933	(96,032)	(95,099)
Reallocation of incentive allocation	8,753	(8,753)	–
Net increase in Members’ Capital resulting from operations	35,053	4,859,064	4,894,117

Members’ Capital transactions
Capital contributions	–	8,182,728	8,182,728
Capital withdrawals (net of redemption fee of $6,525)	(8,753)	(997,205)	(1,005,958)
Net increase/(decrease) in Members’ Capital resulting from capital transactions	(8,753)	7,185,523	7,176,770
Members’ Capital, June 30, 2015	$215,453	$47,314,653	$47,530,106

The accompanying notes are an integral part of these financial statements.

Susa Registered Fund, L.L.C.

Notes to Financial Statements
For the six month period ended June 30, 2015

1.	Organization

Susa Registered Fund, L.L.C. (the “Company”) was organized as a limited liability company under the laws of Delaware in November 2013 and commenced operation on April 1, 2014. The Company is registered under the Investment Company Act of 1940, as amended (the “Act”), as a closed-end, non-diversified management investment company. The Company’s term is perpetual unless the Company is otherwise terminated under the terms of the Limited Liability Company Agreement dated November 21, 2013. The Company’s investment objective is to achieve capital appreciation. The Company pursues its investment objective by seeking to maximize risk-adjusted absolute returns across the business cycle, regardless of market conditions. The Adviser employs a value-oriented investment strategy that principally focuses on both long and short positions in equity securities of European companies. The Company generally expects to maintain a net long exposure (where the value of its long positions exceeds the value of its short positions), with exceptions during rare periods where the Adviser believes a net short exposure is more appropriate based on its assessment of overall market conditions. The Company’s performance is expected to depend primarily on individual stock selection. General price movements in the market will also affect the Company’s investment performance.

Responsibility for the overall management and supervision of the operations of the Company is vested in the individuals who serve as the Board of Managers of the Company (the “Board of Managers”). There are four members of the Board of Managers, one of whom is an “interested person” of the Company under the Act. The Company’s investment adviser is Susa Fund Management LLP (the “Adviser”), a limited liability partnership incorporated under the laws of England and Wales on August 28, 2008. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Adviser provides investment advisory services to other private investment vehicles and client accounts, including those with investment programs similar to that of the Company. Pursuant to an investment advisory agreement with the Company (the “Advisory Agreement”), the Adviser is responsible for developing and implementing the Company’s investment program, managing the Company’s investment portfolio and making all decisions regarding the purchase and sale of investments for the Company.

The Company generally accepts initial and additional contributions from persons who purchase interests in the Company (“Members”) as of the first day of each month or at such other times as determined by the Adviser in its discretion. No Member has the right to require the Company to redeem its interest. The Company may from time to time offer to repurchase interests pursuant to written tenders by Members. Such repurchases will be made at such times and on such terms as may be determined by the Board of Managers, in its complete and exclusive discretion. The Adviser expects that generally it will recommend to the Board of Managers that the Company offer to repurchase interests from Members four times each year, effective at the end of March, June, September and December, upon not less than 65 days’ prior written notice.

Susa Registered Fund, L.L.C.

Notes to Financial Statements (continued)
For the six month period ended June 30, 2015

1.	Organization (continued)

Generally, except as provided under applicable law, a Member shall not be liable for the Company’s debts, obligations and liabilities in any amount in excess of the capital account balance of such Member, plus such Member’s share of undistributed profits and assets.

2.	Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (hereafter referred to as “authoritative guidance”) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Management believes that the estimates utilized in preparing the Company’s financial statements are reasonable and prudent; however, actual results could differ from these estimates and such differences could be material.

The following is a summary of the Company’s accounting policies:

a.	Revenue Recognition

Securities transactions are recorded on trade date basis utilizing first-in-first-out (“FIFO”) for determining realized gains and losses associated with investment transactions. Dividends are recorded on the ex-dividend date, net of applicable withholding taxes. Interest income and expense are recorded on the accrual basis. Premiums and discounts on fixed income securities are amortized using the effective interest rate method.

b.	Portfolio Valuation

The Company’s securities are valued in accordance with policies adopted by the Board of Managers, which are summarized below.

(i)	Domestic exchange traded (other than options and not including those traded on the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”)) shall be valued as follows:

(1)	at their last composite sale prices as reported on the exchanges where those securities are traded; or

(2)
if no sales of those securities are reported on a particular day, the securities are valued based upon their composite bid prices for securities held long, or their composite asked prices for securities held short, as reported by those exchanges.

Susa Registered Fund, L.L.C.

Notes to Financial Statements (continued)
For the six month period ended June 30, 2015

2.	Significant Accounting Policies (continued)

b.	Portfolio Valuation (continued)

(ii)	Securities traded on NASDAQ shall be fair valued as follows:

(1)
at the NASDAQ Official Closing Price (“NOCP”) (which is the last trade price at or before 4:00 p.m. (Eastern Time) adjusted up to NASDAQ’s best offer price if the last traded price is below such bid and down to NASDAQ’s best offer price if the last trade is above such offer price); or

(2)	if no NOCP is available at the last sale price on the NASDAQ prior to the calculation of the net asset value of the Company; or

(3)	if no sale is shown on NASDAQ at the bid price; or

(4)	if no sale is shown and no bid price is available, the price will be deemed “stale” and the value will be determined in accordance with the fair valuation procedures set forth herein.

Securities traded on a foreign securities exchange are valued at their last sale prices on the exchange where the securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or ask prices (in the case of securities held short) as reported by that exchange.

Other securities for which market quotations are readily available are valued at their bid prices (or ask prices in the case of securities held short) as obtained from one or more dealers making markets for those securities. If market quotations are not readily available, securities and other assets are valued at fair value in accordance with procedures adopted in good faith by the Board of Managers.

Securities associated with contracts for difference (“CFD”) are valued in accordance with the procedures described above, net of any contractual terms with the counterparty.

All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of foreign securities are determined, prior to the close of securities markets in the U.S. foreign exchange rates are also determined prior to such close. On occasion, the values of foreign securities and exchange rates may be affected by events occurring between the time as of which determination of values or exchange rates are made and the time as of which the net asset value of the Company is determined. When an event materially affects the values of securities held by the Company or its liabilities, such securities and liabilities may be valued

Susa Registered Fund, L.L.C.

Notes to Financial Statements (continued)
For the six month period ended June 30, 2015

2.	Significant Accounting Policies (continued)

b.	Portfolio Valuation (continued)

at fair value in accordance with procedures adopted in good faith by the Board of Managers. The Company includes that portion of the results of operations resulting from changes in foreign exchange rates on investments in net realized and net change in unrealized gain/(loss) from investments in securities on the Statement of Operations.

The values of the Company’s assets and liabilities which qualify as financial instruments approximates the carrying amounts presented in the Statement of Assets, Liabilities and Members’ Capital.

For the six month period ended June 30, 2015, the Company followed authoritative guidance for fair value measurement. The authoritative guidance establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The authoritative guidance establishes three levels of inputs in the hierarchy that may be used to measure fair value as follows:

Level 1 — observable market inputs that are unadjusted quoted prices for identical assets or liabilities in active markets.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.).

Level 3 — significant unobservable inputs (including the Company’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

The availability of valuation techniques and observable inputs can vary from investment to investment and is affected by a wide variety of factors, including, the type of investment, whether the investment is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Due to the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment

Susa Registered Fund, L.L.C.

Notes to Financial Statements (continued)
For the six month period ended June 30, 2015

2.	Significant Accounting Policies (continued)

b.	Portfolio Valuation (continued)

exercised by the Company in determining fair value is greatest for investments categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement.

Investments in Securities
Investments in securities are freely tradable, listed on major securities exchanges and are valued at their last reported sales price as of the valuation date. Many over-the-counter (“OTC”) contracts have bid and ask prices that can be observed in the marketplace. Bid prices reflect the highest price that the marketplace participants are willing to pay for an asset. Ask prices represent the lowest price that the marketplace participants are willing to accept for an asset. The Company’s policy for securities traded in OTC markets and listed securities for which no sale was reported on that date are generally valued at their last reported “bid” price if held long, and last reported “ask” price if sold short.

To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Securities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 of the fair value hierarchy.

Contracts for Difference
CFD are agreements to exchange the difference in value of a particular equity, bond or index between the time at which a contract is opened and the time at which it is closed. There is no restriction on the entry or exit price of a CFD, and other than the termination date, no time limit is placed on when this exchange happens. CFD are generally categorized in Level 1 or 2 of the fair value hierarchy.

The Company recognizes transfers into and out of levels indicated above at the end of the reporting period. There were no such transfers for the six month period ended June 30, 2015.

Additional information on the investments can be found in the Schedule of Contracts for Difference.

Susa Registered Fund, L.L.C.

Notes to Financial Statements (continued)
For the six month period ended June 30, 2015

2.	Significant Accounting Policies (continued)

b.	Portfolio Valuation (continued)

The following is a summary of the inputs used, as of June 30, 2015, in valuing the Company’s investments at fair value.

Valuation Inputs	Level 1 Quoted Prices	Level 2 Other Significant Inputs	Level 3 Other Significant Inputs	Total
Contracts For Difference	$(2,738,258)	$—	$—	$(2,738,258)
Total	$(2,738,258)	$—	$—	$(2,738,258)

c.	Cash and Cash Equivalents

The Company treats all highly liquid financial instruments that mature within three months at the time of purchase as cash equivalents.

Cash and cash equivalents in the Statement of Assets, Liabilities and Members’ Capital included the following foreign currencies presented in U.S. dollars:

Foreign Currencies	Fair Value	Cost
Swiss franc	$1,125	$1,125
Danish krone	$15,792	$16,377
Euro	$522,574	$526,168
U.K. pound	$173,829	$174,558
Swedish krona	$937,515	$938,317
Australian dollar	$9,824	$9,824
Norwegian krone	$32,670	$32,670
South African rand	$5,072	$3,945

As further discussed in Note 7, the Company has additional cash and cash equivalents pledged as collateral to secure the Company’s obligations to the counterparty in its CFD transactions, which are maintained in a segregated account held by the Company’s custodian, The Bank of New York Mellon (the “Custodian”) at June 30, 2015.

Susa Registered Fund, L.L.C.

Notes to Financial Statements (continued)
For the six month period ended June 30, 2015

2.	Significant Accounting Policies (continued)

d.	Income Taxes

The Company is treated as a partnership for tax purposes. For federal, state and local income tax purposes, each Member is individually required to report on its own tax return its distributive share of the Company’s taxable income or loss.

In accordance with authoritative guidance, management has analyzed the Company’s tax position for all open tax years and has concluded that no liability for non-US capital gain tax is required in the Company’s financial statements. The Company recognizes interest and penalties, if any, related to non-US tax expense within the Statement of Operations. However, for the six month period ended June 30, 2015, the Company did not record any interest or penalties.

3.	Administration Fee, Related Party Transactions and Other

BNY Mellon Investor Servicing (US) Inc. (the “Administrator”) provides administration, accounting and investor services to the Company. In consideration for these services, the Company pays the Administrator a fee (the “Administrator Fee”) that is not anticipated to exceed 0.10% (annualized) of Members’ Capital, plus reimbursement of certain out-of-pocket expenses. However, the Administrator Fee is subject to an annual minimum fee of $200,000. For the six month period ended June 30, 2015, the Administrator Fee is $49,748 and is included in accounting and investor services fees on the Statement of Operations.

Pursuant to the Investment Advisory Agreement between the Company and the Adviser, the Company pays the Adviser an Incentive Allocation (defined below) and a management fee (the “Management Fee”), which is computed at the annual rate of 2.00% of the net asset value of the Company determined as of the start of business on the first business day of each month, after adjustment for any subscriptions effective on such day.

Net profits or net losses of the Company for each fiscal period are allocated among and credited to or debited from the capital accounts of all Members as of the last day of each fiscal period in accordance with Members’ respective investment percentages for the fiscal period. Net profits or net losses are measured as the net change in the value of the Members’ Capital of the Company (including any net change in unrealized gain or loss of investments and realized income and gains or losses and expenses (including organizational expenses) during a fiscal period), before giving effect to any repurchases by the Company of interests or portions thereof, and excluding the amount of any items to be allocated among the capital accounts of the Members other than in accordance with the Members’ respective investment percentages. In addition, so long as the Adviser serves as the investment adviser of the Company, the Adviser is entitled to be the managing member (the “Special Advisory

Susa Registered Fund, L.L.C.

Notes to Financial Statements (continued)
For the six month period ended June 30, 2015

3.	Administration Fee, Related Party Transactions and Other (continued)

Member”). In such capacity, the Adviser is entitled to receive an incentive allocation (the “Incentive Allocation”), debited from the capital account of each Member as of the last day of each allocation period, of 20% of the amount by which any allocated gain during an allocation period exceeds the positive balance in the Member’s loss recovery account. As described in the Company’s confidential memorandum the Incentive Allocation is credited to the Special Advisory Member’s account (the “Special Advisory Account”).

By the last business day of the month following the date on which an Incentive Allocation is made, the Special Advisory Member must withdraw up to 100% of the Incentive Allocation that was credited to the Special Advisory Account and debited from the Member’s capital account with respect to the allocation period. For the six month period ended June 30, 2015, an Incentive Allocation of $8,753 was recorded as an increase to the Special Advisory Account.

Each member of the Board of Managers (the “Managers”) who is not an “interested person”, as defined by the Act of the Company (the “Independent Managers”), receives an annual retainer of $20,000 plus per-meeting fees of $1,250 for attendance at in-person meetings. Each Independent Manager is reimbursed by the Company for their reasonable out-of-pocket expenses incurred in providing services to the Company. The Managers do not receive any pension or retirement benefits from the Company. For the six month period ended June 30, 2015, Board of Manager’s fees were $37,464. Managers who are “interested persons” do not receive any other fee from the Company.

The Custodian serves as custodian of the Company’s assets and is responsible for maintaining custody of the Company’s cash and securities and for retaining sub-custodians to maintain custody of foreign securities held by the Company.

The Adviser and the Company may contract with third parties to act as placement agents for the Company in connection with the offering of interests and the Adviser may compensate placement agents for their services. The Company will not bear any of the costs associated with these arrangements.

The Adviser has paid $250,000 of the Company’s organization and initial offering expenses. In addition, the Adviser has voluntarily agreed to reimburse the Company for certain of its operating expenses to the extent that the Company’s operating expenses (other than the Incentive Allocation and Management Fee) in any fiscal year exceed 0.65% of Members’ Capital. Expenses of $189,767 were reimbursed by the Adviser for the six month period ended June 30, 2015, all of which remained receivable at June 30, 2015.

Susa Registered Fund, L.L.C.

Notes to Financial Statements (continued)
For the six month period ended June 30, 2015

4.	Indemnifications

The Company has entered into several contracts that contain routine indemnification clauses. The Company’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred. However, based on experience, the Company expects the risk of loss to be remote.

5.	Securities Transactions

Aggregate purchases and sales of investment securities, excluding short-term securities, for the six month period ended June 30, 2015, amounted to $20,821 and $849,727, respectively.

There were no investments in securities or securities sold, not yet purchased held as of June 30, 2015.

For Federal income tax purposes, at June 30, 2015, accumulated net unrealized loss on portfolio investments was $47,763 consisting of $47,763 gross unrealized loss.

6.	Due to Broker

The Company has the ability to trade on margin and borrow funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security’s value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The Act requires the Company to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Company incurs the indebtedness. In the normal course of business, substantially all of the Fund’s derivative transactions are transacted with Goldman Sachs & Co. (the “GS”).

As of June 30, 2015, the Company had cash overdraft in the amount of $772 and foreign cash of $50,219 included in due to broker in the Statement of Assets, Liabilities and Members’ Capital.

7.	Cash Held as Collateral

The Company pledges securities and cash as collateral for its derivative transactions, including CFDs, any margin borrowings and any securities sold, not yet purchased (except for cash proceeds of securities sold, which may be held at the prime broker), which are maintained in a segregated account held by the Custodian. As of June 30, 2015, the total value of this collateral was $23,270,000, which is included in cash held as collateral in the Statement of Assets, Liabilities and Members’ Capital.

Susa Registered Fund, L.L.C.

Notes to Financial Statements (continued)
For the six month period ended June 30, 2015

8.	Financial Instruments with Off-Balance Sheet Risk

In the normal course of business, the Company may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include CFD and warrants. Generally, these financial instruments represent an option to purchase or sell other financial instruments or to take advantage of price movement or underlying financial instrument. Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the Statement of Assets, Liabilities and Members’ Capital.

The Company maintains cash in bank deposit accounts which, at times, may exceed U.S. federally insured limits. The Company has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such bank deposits.

Investing in securities of foreign companies involves special risks which include changes in foreign currency exchange rates and the possibility of future political, regulatory and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable U.S. companies and the U.S. government.

Contracts for Difference

The Company enters into contracts for difference CFD, to obtain long or short investment exposure to the investment returns of the equity securities of issuers. A CFD is a two-party contract in which the seller (buyer) will pay to the buyer (seller) the difference between the future value of a specified notional amount of a security and the value of such notional amount at the time the contract was entered. The contracts have no expiration dates.

CFDs utilized by the Company are similar to total return swaps. In a long position, the Company will receive or pay an amount based upon the amount, if any, by which the notional value of the securities referenced by the CFD has increased or decreased, plus the dividends that would have been received on those stocks, less a floating rate of interest on the notional amount of the CFD. In a short position, the Company will receive or pay an amount based upon the amount, if any, by which the notional value of the securities referenced by the CFD has decreased or increased, less the dividends that would have been paid on those stocks, plus a floating rate of interest on the notional amount of the CFD. All of these components are reflected in the market value of a CFD.

CFDs are valued based upon quotations from market makers, and the resulting changes in market values of the Company’s CFD positions are recorded as unrealized gain or loss in the Statement of Operations. Periodic payments made or received in connection with CFDs are recorded as realized gains or losses.

Susa Registered Fund, L.L.C.

Notes to Financial Statements (continued)
For the six month period ended June 30, 2015

8.	Financial Instruments with Off-Balance Sheet Risk (continued)

Entering into CFDs involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contract may default on its obligation to perform and that there may be unfavorable changes in market conditions. CFDs involve economic leverage to the extent that they enable the Company to obtain notional investment exposures that exceed the amount of collateral the Company is required to post in connection with such transactions. As a result, the net asset value of the Company may experience greater volatility than would otherwise be the case and there is a risk that the Company may experience losses from CFDs exceeding the amount of its investment, which may exceed amounts recognized on the Statement of Assets and Liabilities and may be significant.

Counterparty Risk

When the Company enters into over-the-counter transactions (such as CFDs) with counterparties, the Company runs the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Company could miss investment opportunities or otherwise hold investments it would prefer to sell, resulting in losses for the Company. Counterparty risk is heightened during unusually adverse market conditions. Counterparty risk also is greater to the extent that the Company concentrates its transactions with a single counterparty or a small number of counterparties.

Some participants in over-the-counter markets may not be subject to the same level of credit evaluation and regulatory oversight as are members of exchange-based markets, which may expose the Company to greater counterparty risk than would be the case for investments in exchange-traded instruments. The Company is subject to the risk that a counterparty will not settle a transaction in accordance with its terms because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem. To the extent a counterparty’s obligation to the Company is not fully collateralized, the Company is essentially an unsecured creditor of the counterparty. If a counterparty defaults, the Company will have contractual remedies, but the Company may be unable to enforce them, thus causing the Company to suffer a loss. Counterparty risk is greater for derivatives with longer maturities because there is more time for events to occur that may prevent settlement. Counterparty risk still exists even if a counterparty’s obligations are secured by collateral because the Company’s interest in the collateral may not be perfected or additional collateral may not be promptly posted as required.

The Company also is subject to counterparty risk when it executes its securities transactions through brokers and dealers. If a broker or dealer fails to meet its contractual obligations,

Susa Registered Fund, L.L.C.

Notes to Financial Statements (continued)
For the six month period ended June 30, 2015

8.	Financial Instruments with Off-Balance Sheet Risk (continued)

goes bankrupt, or otherwise experiences a business interruption, the Company could miss investment opportunities or be unable to dispose of investments they would prefer to sell, resulting in losses for the Company.

The Company follows authoritative guidance on disclosures about derivative instruments and hedging activities. Authoritative guidance requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. All accounting policies and disclosures have been made in accordance with authoritative guidance and are incorporated for the current period as part of the disclosures within this Note.

The Adviser believes the average notional shown in the table below is the most relevant measure of derivative activity and is indicative of the Company’s volume of derivative activity based on long and short positions for the six month period ended June 30, 2015.

	Average notional amount
Investments	Long	Short
Contracts for difference	$45,512,201	$(18,390,298)
Total	$45,512,201	$(18,390,298)

The following table identifies the fair value of the Company’s derivative contracts included in the Statement of Assets, Liabilities and Members’ Capital, categorized by primary underlying risk at June 30, 2015. Balances are presented on a gross basis.

Primary underlying risk	Derivative Assets	Derivative Liabilities
Equity Index Risk
Contracts for difference	$–	$(2,738,258)
Total	$–	$(2,738,258)

The following table identifies the amount of realized gain/(loss) and unrealized gain/(loss) included in the Statement of Operations from derivative contracts, categorized by primary underlying risk for the six month period ended June 30, 2015.

Primary underlying risk	Net realized gain/(loss)	Net unrealized gain/(loss)
Equity Index Risk
Contracts for difference	$5,860,235	$(151,843)
Total	$5,860,235	$(151,843)

Susa Registered Fund, L.L.C.

Notes to Financial Statements (continued)
For the six month period ended June 30, 2015

9.	Balance Sheet Offsetting

In the normal course of business the Company has entered into derivatives governed by an agreement with the prime broker. The agreement allows the Company and the counterparty to make net payments in respect of all transactions in the same currency, settling on the same date. The Company posts cash as collateral with the prime broker to secure the Company’s obligations to the counterparty. Such cash is held by the Custodian in a segregated account and its use is restricted.

In the event that the Company fails to post said collateral, fails to comply with any restrictions or provisions of the agreement, fails to comply with or perform any agreement or obligation, then the counterparty has the right to set-off any amounts payable by the Company with respect to any obligations against any posted collateral or the cash equivalent of any posted collateral. Further, the counterparty has the right to liquidate, sell, pledge, re-hypothecate, or dispose such posted collateral to satisfy any outstanding obligations.

The table below presents the derivatives contracts that are set-off, if any, as well as collateral delivered, related to those CFD.

Offsetting of Financial Assets and Derivative Assets
		Gross Amounts Offset in the Statement of	Net Amounts of Assets Presented in the Statement	Gross Amounts Not Offset in the Statement of Assets, Liabilities and Members’ Capital
	Gross Amount of Recognized Assets	Assets, Liabilities and Members’ Capital	of Assets, Liabilities and Members’ Capital	Financial Instruments	Cash Collateral Received	Net Amount
CFD	$1,233,519	$(1,233,519)	$–	$–	$–	$–
Total	$1,233,519	$(1,233,519)	$–	$–	$–	$–

Offsetting of Financial Liabilities and Derivative Liabilities
		Gross Amounts Offset in the Statement of	Net Amounts of Liabilities Presented in the Statement of	Gross Amounts Not Offset in the Statement of Assets, Liabilities and Members’ Capital
	Gross Amount of Recognized Liabilities	Assets, Liabilities and Members’ Capital	Assets, Liabilities and Members’ Capital	Financial Instruments	Cash Collateral Pledged	Net Amount
CFD	$(3,971,777)	$1,233,519	$2,738,258	$–	$2,738,258	$–
Total	$(3,971,777)	$1,233,519	$2,738,258	$–	$2,738,258	$–

Susa Registered Fund, L.L.C.

Notes to Financial Statements (continued)
For the six month period ended June 30, 2015

10.	Financial Highlights

The following represents the ratios to average Members’ Capital, excluding Special Advisory Member, and other supplemental information for each period indicated:

	For the six month period ended June 30,	For the period from April 1, 2014 (commencement of operations) to
	2015 (Unaudited)	December 31, 2014
Members’ Capital, end of period (000s)	$47,315	$35,270

Ratios to average Members’ Capital:(a)
Ratio of net investment loss(b)	(3.51%)	(2.86%)

Ratio of expenses(c)	3.51%	5.02%
Incentive Allocation	0.04%	–
Ratio of expense reimbursements	(0.87%)	(2.08%)
Ratio of net expenses	2.68%	2.94%

Portfolio turnover	0.00%	177.00%

Total return(d)	13.86%	(11.57%)

(a)	Annualized for period less than one year.
(b)	Excluding Incentive Allocation and expense reimbursements.
(c)	Ratios do not reflect the effects of Incentive Allocation to the Special Advisory Member, if any.
(d)	Total return assumes a purchase of an interest in the Company on the first day and a sale of the interest on the last day of the period noted, gross/net of Incentive Allocation to the Special Advisory Member, if any. The figures do not include any applicable sales charges imposed by the placement agent. Total return for periods less than a full year is not annualized.

An individual Member’s ratios and returns may vary from the above based on the timing of capital transactions.

11.	Subsequent Events

Management has evaluated the impact of subsequent events on the Company through the date the financial statements were issued. Management has determined that there are no material events that would require additional disclosure in the Company’s financial statements except as disclosed below.

The Company received initial and additional contributions from Members of $2,542,995.

Susa Registered Fund, L.L.C.

Supplemental Information (unaudited)

Form N-Q Filings

The Company will file its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Forms N-Q will be available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Proxy Voting

Information regarding how the Adviser voted any proxies on behalf of the Company during the most recent twelve-month period ended June 30 will be reported on Form N-PX and will be made available no later than August 31 of each year. Such information can be obtained: (i) without charge, upon request, by calling (866) 270-1948; and (ii) on the SEC’s website at www.sec.gov.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Susa Registered Fund, L.L.C.

By (Signature and Title)*	/s/ Reza Amiri
Reza Amiri, Chief Executive Officer
(principal executive officer)

Date	August 7, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Reza Amiri
Reza Amiri, Chief Executive Officer
(principal executive officer)

Date	August 7, 2015

By (Signature and Title)*	/s/ Graeme White
Graeme White, Manager and Chief Financial Officer
(principal financial officer)

Date	August 7, 2015

* Print the name and title of each signing officer under his or her signature.